Borrowings (Details 4) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,126,658	$ 1,486,445	$ 1,107,241
Bank and financial borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 446,000	$ 765,300
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[1]	TJLP	TJLP
Borrowings	[2]	$ 8,500	$ 98,600
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | June 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		T.R.plus spread plus IPCA	T.R. plus spread plus IPCA
Borrowings	[2]	$ 2,100	$ 2,200
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		T.R. plus spread plus IPCA	T.R. plus spread plus IPCA
Borrowings	[2]	$ 5,400	$ 5,800
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		TJLP
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | September 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.50%	2.50%
Borrowings	[2]	$ 2,100	$ 3,200
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | July 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			T.R. plus spread plus IPCA
Borrowings	[2]		$ 1,500
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto Sao Goncalo do Amarante | July 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			T.R. plus spread plus IPCA
Borrowings	[2]		$ 1,200
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | July 2032
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		T.R. plus spread plus IPCA
Borrowings	[2]	$ 2,500
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | December 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[1]		TJLP
Borrowings	[2]		$ 218,400
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | December 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[1]		TJLP
Borrowings	[2]		$ 72,800
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | December 2017
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			IPCA
Borrowings	[2]		$ 5,700
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | December 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.00%
Borrowings	[2]		$ 4,800
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | July 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[1]	TJLP	TJLP
Borrowings	[2]	$ 200	$ 300
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | July 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Selic plus spread	Selic plus spread
Borrowings	[2]	$ 100	$ 100
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | June 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			CDI plus spread
Borrowings	[2]		$ 90,900
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | March 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			9.00%
Borrowings	[2]		$ 14,600
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | January 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			CDI plus spread
Borrowings	[2]		$ 9,700
Bank and financial borrowings | Inframerica Concessionaria do Aeroporto de Brasilia | December 2033
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis	[1]	TJLP
Borrowings	[2]	$ 278,500
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A | 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	[2]		$ 4,100
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A | 2019 | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.86%
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A | 2019 | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.92%
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A | 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			6.92%
Borrowings	[2]		$ 5,600
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A | October 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		6.58%
Borrowings	[2]	$ 1,200
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A | November 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.45%
Borrowings	[2]	$ 800
Bank and financial borrowings | Terminal Aeroportuaria de Guayaquil S.A | November 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		7.30%
Borrowings	[2]	$ 2,800
Bank and financial borrowings | Terminal de Cargas de Uruguay SA | June 2020
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.25%	4.25%
Borrowings	[2]	$ 700	$ 1,100
Bank and financial borrowings | Terminal de Cargas de Uruguay SA | April 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		4.40%
Borrowings	[2]	$ 2,200
Bank and financial borrowings | Toscana Aeroporti S.p.a. | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 6 month plus spread	Euribor 6 month plus spread
Borrowings	[2]	$ 7,100	$ 9,300
Bank and financial borrowings | Toscana Aeroporti S.p.a. | September 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 6 month plus spread	Euribor 6 month plus spread
Borrowings	[2]	$ 29,600	$ 34,400
Bank and financial borrowings | Toscana Aeroporti S.p.a. | November 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			Euribor 3 month plus spread
Borrowings	[2]		$ 6,000
Bank and financial borrowings | Toscana Aeroporti S.p.a. | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 3 month plus spread	Euribor 3 month plus spread
Borrowings	[2]	$ 400	$ 500
Bank and financial borrowings | Toscana Aeroporti S.p.a. | March 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.05%
Borrowings	[2]	$ 5,700
Bank and financial borrowings | Toscana Aeroporti S.p.a. | April 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		0.04%
Borrowings	[2]	$ 2,300
Bank and financial borrowings | Toscana Aeroporti S.p.a. | July 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 3 month plus spread
Borrowings	[2]	$ 2,900
Bank and financial borrowings | Toscana Aeroporti S.p.a. | June 2023
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 3 month plus spread
Borrowings	[2]	$ 500
Bank and financial borrowings | Armenia International Airports CJSC | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Libor 6 month plus spread	Libor 6 month plus spread
Borrowings	[2]	$ 44,600	$ 57,100
Bank and financial borrowings | Armenia International Airports CJSC | June 2022
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis		Euribor 6 month plus spread	Euribor 6 month plus spread
Borrowings		$ 45,800	$ 51,200
Bank and financial borrowings | Corporacion America Airports S.A. | March 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			7.63%
Borrowings	[2]		$ 50,100
Bank and financial borrowings | Corporacion America Airports S.A. | December 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			2.40%
Borrowings	[2]		$ 15,000
Bank and financial borrowings | Aeropuertos Argentina 2000 SA | September 2018
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			27.86%
Borrowings	[2]		$ 1,000
Bank and financial borrowings | Aeropuerto de Bahia Blanca S.A. | March 2019
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			4.75%
Borrowings	[2]		$ 100

[1]	TJLP - Taxa de Juros de Longo Prazo (Brazilian Long term interest rate) IPCA: corresponds to the Brazilian consumer Price index)
[2]	A - Secured/guaranteed B Secured/unguaranteed C Unsecured/guaranteed D - Unsecured/unguaranteed